UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10523

        Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.5% (3.1% of Total Investments)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
$ 1,050	5.250%, 6/01/19	6/15 at 100.00	BBB	$1,103,372
2,700	5.500%, 6/01/26	6/15 at 100.00	BBB	2,871,666

3,750	Total Consumer Staples			3,975,038

	Education and Civic Organizations – 7.5% (5.2% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/09 at 101.00	Aaa	1,045,220
	Federation, Series 1999, 5.375%, 9/01/29 – MBIA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	1,075,160
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	1,606,995
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
490	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	501,069
	Bonds, Series 2001C, 6.850%, 7/15/21
275	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	299,428
	5.000%, 6/01/18
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage	10/08 at 102.00	AAA	2,079,460
	Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – MBIA Insured

6,265	Total Education and Civic Organizations			6,607,332

	Health Care – 19.7% (13.6% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	1,562,910
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	3,219,329
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	697,694
	System, Series 2002B, 5.125%, 6/15/33
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AAA	1,601,955
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,065,220
	System Inc., Series 2002A, 5.600%, 11/15/30
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,215,106
	Hospital, Series 2002, 5.250%, 4/01/33
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	1,302,036
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue	10/08 at 102.00	Aaa	1,035,040
	Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998,
	5.000%, 10/01/18 – FSA Insured
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	AAA	4,211,286
	System, Series 2002A, 5.500%, 7/01/20 – MBIA Insured
655	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	A3	701,191
	MediCorp Health System, Series 2006, 5.250%, 6/15/31
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	770,520
	Medical Center, Series 2007, 5.125%, 1/01/31

16,315	Total Health Care			17,382,287

	Housing/Single Family – 9.4% (6.5% of Total Investments)
7,485	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	7,790,684
	7/01/31 – MBIA Insured
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%,	1/15 at 100.00	AAA	507,000
	10/01/32 (Alternative Minimum Tax)

7,985	Total Housing/Single Family			8,297,684

	Long-Term Care – 10.2% (7.0% of Total Investments)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R	174,374
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	665,139
	Village, Series 2005, 5.625%, 12/01/39
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	511,000
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
600	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	619,596
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,300	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	1,351,883
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	1,443,191
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
810	Lynchburg Industrial Development Authority, Virginia, Residential Care Revenue Bonds,	7/17 at 100.00	N/R	818,424
	Westminster-Canterbury, Series 2007, 5.000%, 7/01/31
1,670	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	1,693,714
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	669,474
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	662,792
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	333,242
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

8,670	Total Long-Term Care			8,942,829

	Materials – 1.9% (1.3% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	167,701
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (5)
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	467,020
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)
1,000	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	CCC+	1,027,840
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

1,625	Total Materials			1,662,561

	Tax Obligation/General – 33.1% (22.8% of Total Investments)
500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	550,685
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA	1,889,353
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,095,740
1,730	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001C,	11/11 at 101.00	AAA	1,803,508
	4.500%, 11/01/17
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	101,412
	5.250%, 5/01/22
1,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	1,092,540
	5.000%, 6/01/18
1,840	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects,	7/13 at 100.00	AA	1,963,832
	Series 2002A, 5.000%, 7/01/20
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	AA	1,062,230
40	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%,	6/08 at 100.00	AAA	40,599
	6/01/21 – FGIC Insured
	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 – AMBAC Insured	1/11 at 101.00	AAA	690,347
1,000	5.000%, 1/15/27 – AMBAC Insured	1/11 at 101.00	AAA	1,045,020
1,000	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,078,230
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
2,400	5.000%, 10/01/18	10/12 at 101.00	AA	2,573,880
2,435	5.000%, 10/01/19	10/12 at 101.00	AA	2,607,593
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 –	10/12 at 101.00	AAA	1,368,717
	FGIC Insured (Alternative Minimum Tax)
	Salem, Virginia, General Obligation Public Improvement Bonds, Series 2002:
1,145	5.375%, 1/01/21	1/12 at 100.00	Aa3	1,226,364
1,200	5.375%, 1/01/22	1/12 at 100.00	Aa3	1,280,064
1,260	5.375%, 1/01/23	1/12 at 100.00	Aa3	1,344,067
1,325	5.375%, 1/01/24	1/12 at 100.00	Aa3	1,413,404
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 – AMBAC Insured	2/14 at 101.00	AAA	1,154,960
600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	653,106
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AA+	1,582,545
	5.000%, 6/01/19
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series	3/12 at 100.00	AA+	1,495,061
	2002, 5.000%, 3/01/21

27,180	Total Tax Obligation/General			29,113,257

	Tax Obligation/Limited – 20.4% (14.1% of Total Investments)
184	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	187,134
	6.750%, 3/01/22
1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003,	6/13 at 102.00	N/R	1,138,510
	7.500%, 6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	225,280
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	178,439
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	873,408
	Uses Community Project, Series 2006, 5.000%, 5/15/18
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,	3/13 at 100.00	AA+	1,915,542
	Public Facility Project, Series 2003, 5.000%, 3/01/19
1,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,541,085
	7/01/31 (WI/DD, Settling 3/06/07) – AMBAC Insured
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	777,160
	0.000%, 7/01/29 – AMBAC Insured
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB	423,712
	Bonds, Series 2002D, 5.250%, 7/01/27
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	481,886
	5.500%, 8/01/29
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,067,240
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	1,086,440
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
800	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA	863,088
	5.000%, 5/01/22
1,790	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+	1,874,953
	College Program, Series 2002A, 5.000%, 2/01/22
685	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	753,678
	Bonds, Series 2003, 6.375%, 3/01/30
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B,	8/11 at 101.00	AA+	2,683,967
	5.000%, 8/01/19
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	621,175
	5.000%, 8/01/17
1,265	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/10 at 101.00	AA	1,315,183
	2001D, 5.000%, 5/01/26

17,964	Total Tax Obligation/Limited			18,007,880

	Transportation – 4.5% (3.1% of Total Investments)
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	1,044,570
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)
940	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2006,	10/16 at 100.00	AAA	997,312
	5.000%, 10/01/36 – FGIC Insured (Alternative Minimum Tax)
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	1,612,050
300	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	315,939
	5.250%, 8/01/17

3,740	Total Transportation			3,969,871

	U.S. Guaranteed – 12.3% (8.5% of Total Investments) (4)
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	1,125,660
	11/01/24 – FSA Insured (ETM)
195	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%,	4/12 at 100.00	AAA	207,172
	4/01/27 (Pre-refunded 4/01/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	279,103
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	672,684
300	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	No Opt. Call	AAA	302,271
	Road, Series 1998A, 5.250%, 8/15/07 (ETM)
325	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 102.00	AAA	339,918
	Road, Series 1998A, 5.500%, 8/15/28 (Pre-refunded 8/15/08)
525	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%,	6/08 at 100.00	AAA	533,967
	6/01/21 (Pre-refunded 6/01/08) – FGIC Insured
2,750	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,947,230
	5.500%, 10/01/40
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB (4)	1,183,831
	Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)
1,345	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	1,457,146
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
1,705	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/11 at 100.00	AA+ (4)	1,795,075
	Development Program, Series 2001B, 5.000%, 5/15/22 (Pre-refunded 5/15/11)

10,095	Total U.S. Guaranteed			10,844,057

	Utilities – 6.3% (4.3% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,242,240
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
3,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	3,291,312
	FSA Insured

5,125	Total Utilities			5,533,552

	Water and Sewer – 15.2% (10.5% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%,	4/12 at 100.00	AAA	841,724
	4/01/27
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,000	5.500%, 11/15/17 – FSA Insured	No Opt. Call	AAA	1,145,380
3,000	5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA	3,482,279
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,130	5.000%, 11/01/18 – FGIC Insured	11/11 at 100.00	AAA	1,188,760
1,190	5.000%, 11/01/19 – FGIC Insured	11/11 at 100.00	AAA	1,250,321
1,450	5.000%, 11/01/23 – FGIC Insured	11/11 at 100.00	AAA	1,516,860
1,525	5.000%, 11/01/24 – FGIC Insured	11/11 at 100.00	AAA	1,595,318
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public	5/11 at 101.00	AA	2,346,278
	Improvements Project, Series 2001, 5.000%, 5/01/32

12,350	Total Water and Sewer			13,366,920

$ 121,064	Total Investments (cost $120,711,311) – 145.0%			127,703,268

	Other Assets Less Liabilities – 2.7%			2,367,374

	Preferred Shares, at Liquidation Value – (47.7)%			(42,000,000)

	Net Assets Applicable to Common Shares – 100%			$88,070,642

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $120,718,809.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$7,074,774
Depreciation	(90,315)

Net unrealized appreciation (depreciation) of investments	$6,984,459

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.